Income tax - Summary of Current and Deferred Income Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Current year	$ (1,115)	$ (215)	$ (310)
Uncertain tax positions	(155)	(40)	328
Total current income tax expense	(1,270)	(255)	18
Deferred income tax (expense) benefit
Origination and reversal of temporary differences	47	(231)	118
Total deferred income tax (expense) benefit	47	(231)	118
Tax expense (income)	$ (1,223)	$ (486)	$ 136